Summary of Significant Accounting Policies and Practices (Tables)	12 Months Ended
Dec. 31, 2014
Summary of Significant Accounting Policies and Practices [Abstract]
Depreciation On Property, Plant and Equipment
Depreciation on property, plant and equipment is calculated on the straight-line method (after taking into account their respective estimated residual values) over the estimated useful lives of the assets as follows:

Years
Buildings and improvements	25 – 30
Plant and equipment	10 – 15
Computer equipment	5
Furniture and fixtures	5
Motor vehicles	5